SHAREHOLDERS' EQUITY - Treasury shares - Changes (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Quantity
Balance, beginning of the year	51,911,569	12,042,004
Repurchase	20,000,000	40,000,000
Stock exercised During Period, Shares		(130,435)
Stock canceled During Period, Shares	(37,145,969)
Balance, end of the year	34,765,600	51,911,569
Average cost per share
Balance, beginning of the year	R$ 40.84	R$ 18.13
Realization in the restricted shares plan		18.13
Repurchase	44.05	47.61
Weighted Average Price Per Share of Treasury Shares Canceled During the Period	40.84
Balance, end of the year	R$ 42.69	R$ 40.84
Historical value
Balance, beginning of the year	R$ 2,120,324	R$ 218,265
Realization in the restricted shares plan		2,365
Shares repurchased	880,914	1,904,424
Stock Canceled During The Period Value	(1,517,224)
Balance, end of the year	1,484,014	2,120,324
Market value
Balance, beginning of the year	2,504,214	656,530
Realization in the restricted shares plan		8,156
Repurchase	880,914	1,904,424
Stock Canceled During Period, Market Value	(1,570,532)
Balance, end of the year	R$ 1,934,010	R$ 2,504,214